Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current And Non-Current Assets [Abstract]
Other Current Assets
NOTE 2	-	OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2012	2011
Prepaid expenses and others	6,094	3,221
Government institutions	3,156	4,974
Deferred installation expenses	2,647	3,133
Deferred income taxes (*)	2,497	2,772
Advances to suppliers	865	954
Employees	135	103
Related parties	5	8
	15,399	15,165

(*)	See Note 16.